united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares			Value
	COMMON STOCKS - 97.35%
	CONSUMER DISCRETIONARY - 17.48%
	Airlines - 0.83%
13,000	Delta Air Lines, Inc.		$ 597,480

	Auto Manufacturers - 1.11%
22,500	General Motors Co.		795,600

	Auto Parts & Equipment - 1.75%
35,000	Goodyear Tire & Rubber Co.		1,260,000

	Hotels, Restaurants & Leisure - 1.87%
13,700	Royal Caribbean Cruises Ltd.		1,344,107

	Household Durables - 3.07%
42,000	M.D.C. Holdings, Inc.		1,262,100
5,500	Whirlpool Corp.		942,315
			2,204,415
	Media - 3.79%
28,000	Comcast Corp. - Class A		1,052,520
14,700	Walt Disney Co.		1,666,833
			2,719,353
	Multiline Retail - 0.89%
16,000	Kohl's Corp.		636,960

	Specialty Retail - 4.17%
60,000	American Eagle Outfitters		841,800
22,000	Coach, Inc.		909,260
25,000	DSW, Inc. - Class A		517,000
13,000	NIKE, Inc.		724,490
			2,992,550
	Total Consumer Discretionary (Cost $7,750,682)		12,550,465

	CONSUMER STAPLES - 5.06%
	Discount Stores - 2.67%
5,200	CVS Health Corp		408,200
11,700	Target Corp.		645,723
12,000	Wal-Mart Stores, Inc.		864,960
			1,918,883
	Food Products - 2.39%
22,500	Archer-Daniels-Midland Co.		1,035,900
11,000	Tyson Foods, Inc. - Class A		678,810
			1,714,710
	Total Consumer Staples (Cost $2,629,943)		3,633,593

	ENERGY - 7.10%
	Energy Equipment & Services - 1.25%
15,000	Baker Hughes, Inc.		897,300

	Marine Shipping - 1.13%
55,000	Ship Finance International Ltd. (b)		808,500

	Oil, Gas & Consumable Fuels - 3.20%
10,000	Exxon Mobil Corp.		820,100
22,000	HollyFrontier Corp.		623,480
17,000	Total SA - ADR		857,140
			2,300,720

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)(Continued)

Shares			Value
	Oilfield Services/Equipment - 1.52%
15,000	National Oilwell Varco, Inc.		$ 601,350
18,000	Oceaneering International, Inc.		487,440
			1,088,790
	Total Energy (Cost $4,644,791)		5,095,310

	FINANCIALS - 18.25%
	Capital Markets - 1.18%
18,000	Bank of New York Mellon Corp.		850,140

	Commercial Banks - 9.38%
26,000	BB&T Corp.		1,162,200
13,000	Capital One Financial Corp.		1,126,580
30,000	Fifth Third Bancorp.		762,000
40,500	ING Groep NV - ADR		611,145
60,000	Old National Bancorp		1,041,000
9,000	PNC Financial Services Group, Inc.		1,082,160
17,000	Wells Fargo & Co.		946,220
			6,731,305
	Diversified Financial Services - 1.88%
15,400	JPMorgan Chase & Co.		1,352,736

	Insurance - 4.70%
17,000	Axis Capital Holdings Ltd. (b)		1,139,510
18,000	MetLife, Inc.		950,760
12,000	Prudential Financial, Inc.		1,280,160
			3,370,430
	Real Estate Investment Trusts (REITS) - 1.11%
7,500	Digital Realty Trust, Inc.		797,925

	Total Financials (Cost $7,229,991)		13,102,536

	HEALTH CARE - 10.39%
	Biotechnology - 3.30%
8,000	Amgen, Inc.		1,312,560
2,000	Biogen Idec, Inc. (a)		546,840
7,500	Gilead Sciences, Inc.		509,400
			2,368,800
	Health Care Providers & Services - 1.78%
10,000	Aetna, Inc.		1,275,500

	Pharmaceuticals - 5.31%
15,000	Abbott Laboratories		666,150
10,000	Johnson & Johnson		1,245,500
4,000	McKesson Corp.		593,040
4,000	Shire PLC- ADR		610,550
5,000	Zimmer Biomet Holdings, Inc.		696,920
			3,812,160
	Total Health Care (Cost $5,388,973)		7,456,460

	INDUSTRIALS - 12.89%
	Construction & Engineering - 3.72%
10,000	Caterpillar, Inc.		927,600
15,000	Fluor Corp.		789,300
30,000	Tutor Perini Corp. (a)		954,000
			2,670,900
	Farm - 1.59%
10,500	Deere & Co.		1,143,030
Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)(Continued)

Shares			Value
	Human Resource & Employment Services - 2.00%
14,000	ManpowerGroup, Inc.		$ 1,435,980

	Machinery - 2.84%
15,000	Eaton Corp. PLC		1,112,250
35,000	Trinity Industries, Inc.		929,250
			2,041,500
	Road & Rail - 2.74%
4,500	FedEx Corp.		878,175
9,700	Norfolk Southern Corp.		1,086,109
			1,964,284
	Total Industrials (Cost $6,428,274)		9,255,694

	INFORMATION TECHNOLOGY - 19.25%
	Communications Equipment - 1.88%
40,000	Cisco Systems, Inc.		1,352,000

	Computers & Peripherals - 4.49%
13,500	Apple, Inc.		1,939,410
28,000	Seagate Technology PLC		1,286,040
			3,225,450
	Electronic Equipment, Instruments & Components - 2.76%
55,000	Corning, Inc.		1,485,000
15,500	Benchmark Electronics, Inc. (a)		492,900
			1,977,900
	IT Services - 2.50%
60,000	Brocade Communications Systems, Inc.		748,800
6,000	International Business Machines Corp.		1,044,840
			1,793,640
	Semiconductors & Semiconductor Equipment - 2.89%
40,000	Intel Corp.		1,442,800
11,000	QUALCOMM, Inc.		630,740
			2,073,540
	Software - 4.73%
30,000	CA, Inc.		951,600
21,500	Microsoft Corp.		1,415,990
23,000	Oracle Corporation		1,026,030
			3,393,620
	Total Information Technology (Cost $6,947,843)		13,816,150

	MATERIALS - 4.48%
	Chemicals - 2.89%
15,000	Celanese Corp. - Class A		1,347,750
25,000	The Mosaic Company		729,500
			2,077,250
	Metals & Mining - 1.59%
20,000	Newmont Mining Corp.		659,200
175,000	Yamana Gold, Inc. (b)		483,000
			1,142,200
	Total Materials (Cost $2,567,152)		3,219,450

	TELECOMMUNICATION SERVICES - 1.07%
	Diversified Telecommunication Services - 1.07%
25,000	Symantec Corporation		767,000
	Total Telecommunication Services (Cost $535,110)		767,000
Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)(Continued)

Shares			Value
	UTILITIES - 1.38%
	Electric Integrated - 1.38%
13,000	Entergy Corporation		$ 987,480
	Total Utilities (Cost $802,320)		987,480

	TOTAL COMMON STOCKS (Cost $44,925,079)		69,884,138

	WARRANT - 0.0%
	Health Care Providers & Services - 0.0%
1	Healthsouth Corporation (a)		43
	Total Warrant (Cost $0)

	SHORT-TERM INVESTMENT - 2.57%
	Money Market Fund - 2.57%
1,846,558	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, to yield 0.43% (c)		1,846,558
	TOTAL SHORT-TERM INVESTMENT (Cost $1,846,558)		1,846,558

	Total Investments (Cost $46,771,637) - * 99.92%		$ 71,730,739
	Other assets less liabilities: 0.08%		57,506
	NET ASSETS: 100.00%		$ 71,788,245

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,669,504 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 26,918,416
		Unrealized Depreciation:	(1,857,181)
		Net Unrealized Appreciation:	$ 25,061,235
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of March 31, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 69,884,138	-	-	$ 69,884,138
Short Term Investment	1,846,558	-	-	1,846,558
Warrant	43	-	-	43
Total	71,730,739	-	-	71,730,739

There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.62%
	CONSUMER DISCRETIONARY - 17.82%
	Airlines - 0.89%
3,000	Delta Air Lines, Inc.	$ 137,880

	Auto Manufacturers - 1.21%
6,200	Honda Motor Co. Ltd. - ADR	187,612

	Household Durables - 2.73%
8,400	M.D.C. Holdings, Inc.	252,420
1,000	Whirlpool Corp.	171,330
		423,750
	Health and Personal Care Stores - 1.42%
11,000	PetMed Express, Inc.	221,540

	Hotels, Restaurants & Leisure - 1.29%
3,400	Carnival Corp.	200,294

	Household Products - 0.85%
1,000	Kimberly-Clark Corp.	131,630

	Media - 3.15%
7,000	Comcast Corp. - Class A	263,130
2,000	Walt Disney Co.	226,780
		489,910
	Specialty Retail - 6.28%
11,000	American Eagle Outfitters, Inc.	154,330
5,000	Coach, Inc.	206,650
6,000	DSW, Inc. - Class A	124,080
2,700	Foot Locker, Inc.	201,987
14,000	Staples, Inc.	122,780
3,100	Williams-Sonoma, Inc.	166,222
		976,049
	Total Consumer Discretionary (Cost $2,075,022)	2,768,665

	CONSUMER STAPLES - 2.64%
	Discount Stores - 1.16%
2,500	Wal-Mart Stores, Inc.	180,200

	Food Products - 1.48%
5,000	Archer-Daniels-Midland Co.	230,200

	Total Consumer Staples (Cost $272,942)	410,400

	ENERGY - 6.44%
	Marine Shipping - 0.95%
10,000	Ship Finance International Ltd. (a)	147,000

	Oil, Gas & Consumable Fuels - 3.43%
2,400	Exxon Mobil Corp.	196,824
6,000	HollyFrontier Corp.	170,040
3,300	Total SA - ADR	166,386
		533,250

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)(Continued)

Shares		Value
	Oil & Gas Services - 2.06%
4,500	National Oilwell Varco, Inc.	$ 180,405
1,800	Schlumberger Ltd.	140,580
		320,985

	Total Energy (Cost $963,902)	1,001,235

	FINANCIALS - 18.54%
	Commercial Banks - 2.62%
5,000	BB&T Corp.	223,500
3,300	Wells Fargo & Co.	183,678
		407,178
	Diversified Financial Services - 5.53%
4,400	JPMorgan Chase & Co.	386,496
16,000	KeyCorp	284,480
5,500	Synchrony Financial	188,650
		859,626
	Insurance - 5.80%
3,700	Allstate Corp.	301,513
2,800	Prudential Financial, Inc.	298,704
2,500	The Travelers Companies, Inc.	301,350
		901,567
	Investment Banks/Brokers - 2.25%
900	Goldman Sachs Group, Inc.	206,748
3,500	HSBC Holdings PLC - ADR	142,870
		349,618
	Real Estate Investment Trusts (REITS) - 2.34%
35,000	Anworth Mortgage Asset Corp.	194,250
1,600	Digital Realty Trust, Inc.	170,224
		364,474

	Total Financials (Cost $1,856,815)	2,882,463

	HEALTH CARE - 11.94%
	Biotechnology - 2.47%
1,600	Amgen, Inc.	262,512
1,800	Gilead Sciences, Inc.	122,256
		384,768
	Health Care Equipment & Supplies - 1.30%
2,500	Medtronic, Inc. (a)	201,400

	Health Care Providers & Services - 1.97%
2,400	Aetna, Inc.	306,120

	Pharmaceuticals - 6.20%
3,700	Abbott Laboratories	164,317
1,700	Johnson & Johnson	211,735
3,000	Merck & Co., Inc.	190,620
6,300	Pfizer, Inc.	215,523
4,000	Sanofi Synthelabo SA - ADR	181,000
		963,195
	Total Health Care (Cost $1,375,450)	1,855,483

	INDUSTRIALS - 10.60%
	Aerospace/Defense - 1.48%
1,300	The Boeing Co.	229,918

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)(Continued)

Shares		Value
	Construction & Engineering - 1.22%
2,035	Caterpillar, Inc.	$ 188,767

	Farm - 0.92%
1,310	Deere & Co.	142,607

	Human Resource & Employment Services - 1.58%
2,400	Manpowergroup, Inc.	246,168

	Machinery - 3.82%
3,500	American Railcar Industries, Inc.	143,850
4,000	Eaton Corp. PLC	296,600
5,153	General Electric Co.	153,559
		594,009
	Road & Rail - 1.58%
2,200	Norfolk Southern Corp.	246,334

	Total Industrials (Cost $1,120,702)	1,647,803

	INFORMATION TECHNOLOGY - 19.23%
	Communications Equipment - 2.18%
10,000	Cisco Systems, Inc.	338,000

	Computers & Peripherals - 4.51%
2,800	Apple, Inc.	402,248
6,500	Seagate Technology PLC	298,545
		700,793
	Electronic Equipment, Instruments & Components - 5.53%
15,000	AVX Corp.	245,700
12,000	Corning, Inc.	324,000
10,000	Jabil Circuit, Inc.	289,200
		858,900
	IT Services - 1.23%
1,100	International Business Machines Corp.	191,554

	Semiconductors & Semiconductor Equipment - 2.44%
7,000	Intel Corp.	252,490
2,200	QUALCOMM, Inc.	126,148
		378,638
	Software - 3.34%
6,000	CA, Inc.	190,320
5,000	Microsoft Corp.	329,300
		519,620
	Total Information Technology (Cost $1,676,624)	2,987,505

	MATERIALS - 2.97%
	Chemicals - 1.11%
1,800	Agrium, Inc. (a)	171,990

	Metals & Mining - 1.86%
2,500	BHP Billiton Ltd. - ADR	90,800
3,500	Newmont Mining Corp.	115,360
30,000	Yamana Gold, Inc. (a)	82,800
		288,960
	Total Materials (Cost $564,599)	460,950

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 4.46%
	Diversified Telecommunication Services - 4.46%
6,000	AT&T, Inc.		$ 249,300
11,000	Symantec Corporation		337,480
16,000	Telefonaktiebolaget LM Ericsson - ADR		106,240
	Total Telecommunication Services (Cost $619,085)		693,020

	UTILITIES - 0.98%
	Electric Integrated - 0.98%
2,000	Entergy Corp.		151,920
	Total Utilities (Cost $127,060)		151,920

	TOTAL COMMON STOCKS (Cost $10,652,201)		14,859,444

	SHORT-TERM INVESTMENT - 4.01%
	Money Market Fund - 4.01%
622,446	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, to yield 0.43% (b)		622,446
	TOTAL SHORT-TERM INVESTMENT (Cost $622,446)		622,446

	Total Investments (Cost $11,274,647) - * 99.63%		$ 15,481,890
	Other assets Less Liabilities : 0.37%		57,735
	NET ASSETS: 100.00%		$ 15,539,625

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,243,545 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,852,941
		Unrealized Depreciation:	(614,596)
		Net Unrealized Appreciation:	$ 4,238,345
ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of March 31, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accoutning firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,859,444	-	-	$ 14,859,444
Short Term Investment	622,446	-	-	622,446
Total	15,481,890	-	-	15,481,890
There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/26/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/26/2017